Financial investments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 1,832	R$ 4,974
Current assets	1,786	4,956
Non current assets	46	18
Financial assets at fair value through profit or loss, category [member] | LFT And LF [Member]
IfrsStatementLineItems [Line Items]
Total	1,408	4,680
Financial assets at fair value through profit or loss, category [member] | Restricted Funds Investments [Member]
IfrsStatementLineItems [Line Items]
Total	345	164
Financial assets at fair value through profit or loss, category [member] | Other Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 79	R$ 130